Basis of presentation - reclassification of gains from OCI to Inventories (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Reclassification of gains/losses from other comprehensive income to inventories	€ 1